Average Annual Total Returns (Vanguard Growth and Income Fund Participant:)	Vanguard Growth and Income Fund Vanguard Growth and Income Fund - Admiral Shares 10/1/2013 - 9/30/2014	Standard & Poor's 500 Index Vanguard Growth and Income Fund Vanguard Growth and Income Fund - Admiral Shares 10/1/2013 - 9/30/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	14.16%	13.69%
Five Years	15.85%	15.45%
Ten Years	7.10%	7.67%